Net Loss Per Share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Number of antidilutive securities excluded from computation of earnings per share	31,378,762	5,001,451	4,707,230	880,913